Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Diluted	$ (0.82)	$ (1.14)	$ (2.08)	$ (3.71)	$ (0.52)	$ (0.51)
Diluted	4,055,345	3,257,912	3,555,474	3,555,474	31,664,660	25,053,522